PL High Income Fund
PL High Income Fund
Investment goal
This fund seeks a high level of current income.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL High Income Fund	Class A	Class C	Class I
Share Class	A	C	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL High Income Fund		Class A	Class C	Class I
Share Class		A	C	I
Management fee		0.60%	0.60%	0.60%
Distribution (12b-1) and/or service fee		0.25%	1.00%	none
Other Expenses	[1]	0.90%	0.90%	0.75%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.35%
Expense Reimbursement	[2]	(0.70%)	(0.70%)	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.80%	0.80%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL High Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	528	283	82
3 years	745	566	255

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL High Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	528	183	82
3 years	745	566	255

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The fund principally invests in instruments that have intermediate to long terms to maturity, which generally means that the fund will hold instruments with final maturities greater than one year. Debt instruments in which the fund invests include bonds, notes and floating rate loans, including those of foreign issuers which are denominated in U.S. dollars.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital US High Yield 2% Issuer Capped Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

Fund Performance
The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
PL Short Duration Income Fund
PL Short Duration Income Fund
Investment goal
This fund seeks current income; capital appreciation is of secondary importance.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Short Duration Income Fund	Class A	Class C	Class I
Share Class	A	C	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Short Duration Income Fund		Class A	Class C	Class I
Share Class		A	C	I
Management fee		0.40%	0.40%	0.40%
Distribution (12b-1) and/or service fee		0.25%	1.00%	none
Other Expenses	[1]	0.80%	0.80%	0.65%
Total Annual Fund Operating Expenses		1.45%	2.20%	1.05%
Expense Reimbursement	[2]	(0.60%)	(0.60%)	(0.45%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%	1.60%	0.60%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Short Duration Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	384	263	61
3 years	563	505	192

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Short Duration Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	384	163	61
3 years	563	505	192

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Principal investment strategies

Under normal circumstances, the fund invests principally in income producing debt instruments. When selecting investments (including non-income producing investments), the manager may invest in instruments that it believes have the potential for capital appreciation. Under normal circumstances, the fund will invest at least 70% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and U.S. government and agency securities. The fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The fund expects to maintain a duration position within one year (plus or minus) of the Barclays Capital 1-3 Year Government/Credit Bond Index, although the investments held by the fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

Individual investments may be purchased or sold in the event the manager decides to adjust fixed income asset class weightings within the portfolio.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital 1-3 Year Government/Credit Bond Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the fund to invest assets at lower yields.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

Fund Performance
The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
PL Strategic Income Fund
PL Strategic Income Fund
Investment goal
This fund seeks a high level of current income. The fund may also seek capital appreciation.
Fees and expenses
The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PL Strategic Income Fund	Class A	Class C	Class I
Share Class	A	C	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PL Strategic Income Fund		Class A	Class C	Class I
Share Class		A	C	I
Management fee		0.60%	0.60%	0.60%
Distribution (12b-1) and/or service fee		0.25%	1.00%	none
Other Expenses	[1]	0.74%	0.74%	0.59%
Total Annual Fund Operating Expenses		1.59%	2.34%	1.19%
Expense Reimbursement	[2]	(0.54%)	(0.54%)	(0.39%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.05%	1.80%	0.80%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example PL Strategic Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	528	283	82
3 years	745	566	255

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption PL Strategic Income Fund (USD $)	Class A	Class C	Class I
Share Class	A	C	I
1 year	528	183	82
3 years	745	566	255

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Principal investment strategies

Under normal circumstances, the fund invests principally in income producing debt instruments. When selecting investments (including non-income producing investments), the manager may invest in instruments that it believes have the potential for capital appreciation. Under normal circumstances, the fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate loans. The fund may invest up to 65% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, U.S. government and agency securities.

The fund’s average portfolio duration is expected to be within a range of 1 to 6 years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event the manager decides to adjust fixed income asset class weightings within the portfolio.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital US Aggregate Bond Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Principal risks

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Fund Performance
The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 16, 2011
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001137761
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2011
Prospectus Date	rr_ProspectusDate	Dec 19, 2011
PL High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks a high level of current income.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments or in instruments with characteristics of non-investment grade debt instruments. The fund principally invests in instruments that have intermediate to long terms to maturity, which generally means that the fund will hold instruments with final maturities greater than one year. Debt instruments in which the fund invests include bonds, notes and floating rate loans, including those of foreign issuers which are denominated in U.S. dollars.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital US High Yield 2% Issuer Capped Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund does not have a full calendar year of performance to compare against a broad measure of market performance.
PL High Income Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	528
3 years	rr_ExpenseExampleYear03	745
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	528
3 years	rr_ExpenseExampleNoRedemptionYear03	745
PL High Income Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	283
3 years	rr_ExpenseExampleYear03	566
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	566
PL High Income Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	I
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	I
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	I
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
PL Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Short Duration Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income; capital appreciation is of secondary importance.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests principally in income producing debt instruments. When selecting investments (including non-income producing investments), the manager may invest in instruments that it believes have the potential for capital appreciation. Under normal circumstances, the fund will invest at least 70% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and U.S. government and agency securities. The fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate senior loans.

The fund expects to maintain a duration position within one year (plus or minus) of the Barclays Capital 1-3 Year Government/Credit Bond Index, although the investments held by the fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

Individual investments may be purchased or sold in the event the manager decides to adjust fixed income asset class weightings within the portfolio.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital 1-3 Year Government/Credit Bond Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the fund to invest assets at lower yields.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund does not have a full calendar year of performance to compare against a broad measure of market performance.
PL Short Duration Income Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	384
3 years	rr_ExpenseExampleYear03	563
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	384
3 years	rr_ExpenseExampleNoRedemptionYear03	563
PL Short Duration Income Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	505
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
PL Short Duration Income Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	I
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	I
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	I
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	192
PL Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks a high level of current income. The fund may also seek capital appreciation.
Fees and expenses	plf1137761_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges, Reductions and Waivers section of this prospectus.
Expense Breakpoint Discounts	plf1137761_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. The Example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Portfolio turnover	plf1137761_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. This fund is new and does not yet have a turnover rate.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests principally in income producing debt instruments. When selecting investments (including non-income producing investments), the manager may invest in instruments that it believes have the potential for capital appreciation. Under normal circumstances, the fund will invest up to 70% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, and floating rate loans. The fund may invest up to 65% of its assets in investment grade corporate debt instruments, including those issued by non-U.S. entities denominated in U.S. dollars, U.S. government and agency securities.

The fund’s average portfolio duration is expected to be within a range of 1 to 6 years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk.

The fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: non-U.S. dollar denominated debt instruments, convertible securities or equity securities.

Individual investments may be purchased or sold in the event the manager decides to adjust fixed income asset class weightings within the portfolio.

Individual investment selection is generally based on the manager’s fundamental research process. Sector allocations are determined based on the manager’s assessment of risk/return opportunities relative to the fund’s investment objective and benchmark’s weightings (Barclays Capital US Aggregate Bond Index). The manager performs a credit analysis on each potential issuer and a relative value analysis on each potential investment.

Decisions to sell are generally based upon the manager’s belief that the particular investment has achieved its’ valuation target, there have been changes in the fundamentals of the issuer, or another opportunity of greater relative value exists.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. The value of your fund shares will fluctuate and you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

• Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment objective, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment objectives or relative to its benchmark.

• Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.

• Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.

• Convertible Securities Risk: Convertible securities have credit risk and interest rate risk and may present less risk than investments in a company’s common stock but more risk than investments in the company’s senior debt securities.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.

• Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or floating or adjustable interest rates. There is a risk of lag in the adjustment of interest rates.

• Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.

• High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), are potentially less liquid, and have a greater risk of loss, that is they are more likely to default than higher rated securities.

• U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk: Liquidity is the ability to sell securities or other investments at about carrying cost within a reasonable amount of time, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.

• Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

• Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade securities.

• Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your fund shares will fluctuate and you could lose money.
Fund Performance	plf1137761_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund does not have a full calendar year of performance to compare against a broad measure of market performance. Thus, a performance bar chart and tables are not included for the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund does not have a full calendar year of performance to compare against a broad measure of market performance.
PL Strategic Income Fund | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	A
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	528
3 years	rr_ExpenseExampleYear03	745
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	A
1 year	rr_ExpenseExampleNoRedemptionYear01	528
3 years	rr_ExpenseExampleNoRedemptionYear03	745
PL Strategic Income Fund | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	C
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	283
3 years	rr_ExpenseExampleYear03	566
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	183
3 years	rr_ExpenseExampleNoRedemptionYear03	566
PL Strategic Income Fund | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Share Class	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share Class	rr_OperatingExpensesColumnName	I
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) and/or service fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Share Class	rr_ExpenseExampleByYearColumnName	I
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Class	rr_ExpenseExampleNoRedemptionByYearColumnName	I
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.20% through 6/30/2015. The agreement may be terminated by the fund's board of trustees, if in the best interest of shareholders, upon 90 days' prior written notice or will terminate automatically if the investment advisory agreement is terminated. The investment adviser may recoup amounts paid or reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.